Accounting Policies - Additional Information (Detail) £ / shares in Units, € in Millions, £ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2021 GBP (£) £ / shares		Dec. 31, 2021 GBP (£) $ / shares		Dec. 31, 2020 GBP (£) £ / shares		Dec. 31, 2020 $ / shares	Dec. 31, 2022 EUR (€)	Feb. 28, 2022 GBP (£)	Dec. 01, 2020 GBP (£)	Jan. 01, 2020 GBP (£)
Disclosure of Summary of Significant Accounting Policies [Line items]
Profit Loss From Operating Activities				£ 271	£ 183	[1],[2]			£ 411	[1],[2]
Liquid Assets					1,400		£ 1,400
Notional amount				1,448	1,146		1,146					€ 300
Increase in profit for the year				£ 244	£ 178	[2]			£ 330	[2]
Diluted earnings (loss) per share from continuing operations | £ / shares				£ 0.328	£ 0.233	[2]			£ 0.436	[2]
Basic earnings (loss) per share | £ / shares				£ 0.328	£ 0.235	[2]			£ 0.436	[2]
Comprehensive income				£ 634	£ 277	[2]			£ 105	[2]
Other comprehensive income/(expense) for the year				390	99	[2]			(225)	[2]
Profit (loss), attributable to owners of parent				242	177	[2]			330	[2]
Tax expense				79	(1)	[1],[2]			50	[1],[2]
Retained earnings				881	1,067	[2]	£ 1,067	[2]
Profit before tax				£ 323	177	[1],[2],[3]			380	[1],[2],[3]
reverse stress test [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Profit Loss From Operating Activities		£ 750	£ 750
severe but plausible scenario [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Impact on Reduction of operating profit for the period, Percent				30.00%								30.00%
severe but plausible scenario [Member] | PDRI [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Capital commitments				£ 350
Revolving credit facility [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Undrawn borrowing capacity on revolving credit facility				£ 1,190
Revolving credit facility [Member] | Major Borrowing Amendments [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Notional amount													£ 1,000
Borrowings, maturity year	2023
Increase (decrease) due to changes in accounting policy [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Increase in profit for the year					18				20
Diluted earnings (loss) per share from continuing operations | $ / shares							£ 0.024				$ 0.027
Basic earnings (loss) per share | $ / shares							£ 0.024				$ 0.027
Comprehensive income					0				0
Other comprehensive income/(expense) for the year					18				20
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax					20				26
Profit (loss), attributable to owners of parent					18				20
Tax expense					2				6
Retained earnings					37		£ 37							£ 57	£ 31
Profit before tax					£ 20				£ 26
Sterling [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Average foreign exchange rate				1.24	1.38				1.28
Year end foreign exchange rate				1.21	1.35		1.35		1.37		1.37	1.21
Bottom of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate				20.00%
Bottom of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets				3 years
Bottom of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets				3 years
Bottom of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets				2 years
Top of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate				50.00%
Top of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets				8 years
Top of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets				10 years
Top of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets				20 years
Top of range [member] | Product Development Assets [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets				7 years
Top of range [member] | Platform Assets [Member] | Product Development Assets [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets				10 years

[1]	Comparative balances have been restated to reflect the move between operating segments.
[2]	Comparative balances have been restated – see Note 1b.
[3]	Comparative balances have been restated – see Note 1b. In addition, the Group has changed the presentation of the consolidated cash flow statement with the aim of simplifying for the reader. The reconciliation to net cash generated from operations is now presented above and certain line items have been aggregated and disaggregated. There has been no change to the classification of cash flows as operating, investing and financing.